Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	$ 250,761	$ 253,586
Total	240,854	250,761
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	173,061	174,758
Total	167,694	173,061
Equipment [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	55,494	56,865
Total	52,448	55,494
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Net opening balance	22,206	21,963
Total	20,712	22,206
Gross balance [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	626,742	591,763
Gross balance [Member] | Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	308,499	302,405
Gross balance [Member] | Equipment [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	243,084	219,600
Gross balance [Member] | Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	75,159	69,758
Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(385,888)	(341,002)
Accumulated depreciation [Member] | Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(140,805)	(129,344)
Accumulated depreciation [Member] | Equipment [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	(190,636)	(164,106)
Accumulated depreciation [Member] | Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of property, plant, and equipment balances [Line Items]
Total	$ (54,447)	$ (47,552)